Annual Total Returns [BarChart] - iShares Core U.S. Aggregate Bond ETF - iShares Core U.S. Aggregate Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	7.58%
Annual Return 2012	4.04%
Annual Return 2013	(2.15%)
Annual Return 2014	6.04%
Annual Return 2015	0.48%
Annual Return 2016	2.56%
Annual Return 2017	3.53%
Annual Return 2018	(0.05%)
Annual Return 2019	8.68%
Annual Return 2020	7.43%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -3.39%.